SHARE CAPITAL (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding end of year	2,097,847	[1]	2,361,333
Weighted average remaining contractual term	4 years 5 months 23 days		4 years 9 months 25 days
Options exercisable at end of year	1,167,647		1,255,494
Weighted average remaining contractual term	3 years 6 months 29 days		3 years 7 months 24 days
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options that are eligible for share dividend upon exercise	1,954,612
Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	0		0
Maximum exercise price	9.99		9.99
Options outstanding end of year	656,957		933,862
Weighted average remaining contractual term	3 years 1 month 6 days		3 years 14 days
Weighted average exercise price	9.05		8.66
Options exercisable at end of year	514,824		915,814
Weighted average remaining contractual term	2 years 1 month 28 days		3 years 11 days
Weighted average exercise price	9.05		8.65
Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	10.00		10.00
Maximum exercise price	14.99		14.99
Options outstanding end of year	1,435,595		1,427,471
Weighted average remaining contractual term	5 years 1 month 10 days		5 years 11 months 26 days
Weighted average exercise price	10.53		10.51
Options exercisable at end of year	652,823		339,680
Weighted average remaining contractual term	4 years 8 months 12 days		5 years 3 months 25 days
Weighted average exercise price	10.45		10.38
Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	15.00		15.00
Options outstanding end of year	5,295
Weighted average remaining contractual term	6 years 1 month 6 days
Weighted average exercise price	15.73
Options exercisable at end of year
Weighted average remaining contractual term
Weighted average exercise price

[1]	1,954,612 options out of the total outstanding options are eligible for share dividend upon exercise. (See also note 1(b)).